091-17873

For Internal Use Only
Sec File No. 9-

RECEIVED
2014 JUN -4 AM 9:52
SEC / MR

Submit 1 Original
and 9 Copies

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| OMB Number: | 3235-0504 |
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SEC
Mail Processing
Section
JUN 03 2014
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

14011569

## Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   Direxion Daily S&P 500® Bull 2X Shares
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   SPUU
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

## Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Peter D. Santori

Title:
Executive Vice President
Chief Compliance Officer, Chief Regulatory Officer

Telephone Number:
312-663-2402

Manual Signature of Official Responsible for Form:

Date:
May 30, 2014

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUN 03 2014 |

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

RECEIVED

2014 JUN -4 AM 9:50

SEC / MR

SEC Mail Processing Section

JUN 03 2014

Washington DC 404

May 30, 2014

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

| | |
|---|---|
| HYGH | iShares Interest Rate Hedged High Yield Bond ETF |
| IBDF | iSharesBond® Dec 2016 Corporate Term ETF |
| IBDH | iSharesBond® Dec 2018 Corporate Term ETF |
| LALT | PowerShares Multi-Strategy Alternative Portfolio |
| LQDH | iShares Interest Rate Hedged Corporate Bond ETF |
| SPUU | Direxion Daily S&P 500® Bull 2X Shares |

If you have any questions about this filing, please contact me at (312) 663-2402.

Sincerely,

Peter D. Santori
Executive Vice President
Chief Compliance Officer
Chief Regulatory Officer

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUN 03 2014 |

Enclosures